UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
                   This Amendment (Check only one.):
                         [ ]  is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address:    289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess        Greenwich, CT          02/13/07
        (Name)              (City, State)          (Date)

Report Type (Check only one.):
----------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     57 Items

Form 13F Information Table Value Total:     $ 298,266 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                                                                        Voting
                                        Title of                   Total FMV    Total              Investment  Other    Authority
Name of Issuer                           Class      Cusip          (X $1,000)   Shares     SH/PRN  Discretion Managers  Sole

ACCO BRANDS CORP                       COM          00081T108       1,601        60,500    SH      SOLE       NONE      60,500
ACCREDITED HOME LENDRS HLDG            COM          00437P107       2,265        82,800    SH      SOLE       NONE      82,800
AEROPOSTALE                            COM          007865108        849         27,500    SH      SOLE       NONE      27,500
TD AMERITRADE HLDG CORP                COM          87236Y108       3,171       196,000    SH      SOLE       NONE      196,000
                                    SPONSORED
AMVESCAP PLC                           ADR          03235E100       6,946       281,800    SH      SOLE       NONE      281,800
ASSURANT INC                           COM          04621X108       9,790       177,200    SH      SOLE       NONE      177,200
BANKUNITED FINL CORP                   CL A         06652B103       3,668       131,200    SH      SOLE       NONE      131,200
BEAR STEARNS COS INC                   COM          073902108       3,645        22,394    SH      SOLE       NONE      22,394
                                      CL A NY
CABLEVISION SYS CORP                 CABLVS         12686C109       2,330        81,800    SH      SOLE       NONE      81,800
CANADIAN NATL RES LTD                  COM          136385101       1,677        31,500    SH      SOLE       NONE      31,500
CHESAPEAKE ENERGY CORP                 COM          165167107       1,034        35,600    SH      SOLE       NONE      35,600
                                    SPONSORED
COMPANHIA VALE DO RIO DOCE             ADR          204412209       3,958       133,100    SH      SOLE       NONE      133,100
D R HORTON INC                         COM          23331A109      10,469       395,206    SH      SOLE       NONE      395,206
DOWNEY FINL CORP                       COM          261018105       4,943        68,100    SH      SOLE       NONE      68,100
E TRADE FINANCIAL CORP                 COM          269246104       3,184       142,000    SH      SOLE       NONE      142,000
ESCHELON TELECOM INC                   COM          296290109       3,560       179,700    SH      SOLE       NONE      179,700
FIFTH THIRD BANCORP                    COM          316773100      18,557       453,380    SH      SOLE       NONE      453,380
FIRST DATA CORP                        COM          319963104       5,373       210,550    SH      SOLE       NONE      210,550
GOODMAN GLOBAL INC                     COM          38239A100        939         54,600    SH      SOLE       NONE      54,600
HUB INTERNATIONAL LTD                  COM          44332P101      11,841       377,217    SH      SOLE       NONE      377,217
INVESTOOLS INC                         COM          46145P103      14,614      1,059,786   SH      SOLE       NONE     1,059,786
INVESTORS BANCORP INC                  COM          46146P102       3,492       222,000    SH      SOLE       NONE      222,000
IPC HLDGS LTD                          ORD          G4933P101      14,025       445,936    SH      SOLE       NONE      445,936
NUVEEN INVTS INC                       CL A         67090F106       3,632        70,000    SH      SOLE       NONE      70,000
LIBERTY GLOBAL INC                  COM SER C       530555309       1,442        51,501    SH      SOLE       NONE      51,501
LIBERTY GLOBAL INC                  COM SER A       530555101       2,477        84,976    SH      SOLE       NONE      84,976
LUMINENT MTG CAP INC                   COM          550278303       3,233       333,000    SH      SOLE       NONE      333,000
METAL MGMT INC                       COM NEW        591097209       1,154        30,500    SH      SOLE       NONE      30,500
                                    NY REG SH CL
MITTAL STEEL CO N V                     A           60684P101       5,112       121,190    SH      SOLE       NONE      121,190
MFA MTG INVTS INC                      COM          55272X102       5,993       779,300    SH      SOLE       NONE      779,300
NEW CENTURY FINANCIAL CORP M           COM          6435EV108       2,145        67,900    SH      SOLE       NONE      67,900
NEW YORK CMNTY BANCORP                 COM          649445103      10,927       678,692    SH      SOLE       NONE      678,692
NEWS CORP                              COM          65248E104       2,627       122,300    SH      SOLE       NONE      122,300
OCEAN SHORE HLDG CO                    COM          67501P107        394         28,676    SH      SOLE       NONE      28,676
PEOPLES BK BRIDGEPORT CONN             COM          710198102      20,097       450,400    SH      SOLE       NONE      450,400
                                    SPONSORED
PETROLEUM GEO SVCS ASA NEW             ADR          716599105       1,339        57,132    SH      SOLE       NONE      57,132
                                    SPONSORED
POSCO                                  ADR          693483109       2,501        30,250    SH      SOLE       NONE      30,250
PROASSURANCE CORP                      COM          74267C106       8,503       170,340    SH      SOLE       NONE      170,340
PROGRESSIVE CORP OHIO                  COM          743315103       6,539       270,000    SH      SOLE       NONE      270,000
PRUDENTIAL FINL INC                    COM          744320102       6,697        78,000    SH      SOLE       NONE      78,000
RENAISSANCERE HOLDINGS LTD             COM          G7496G103       3,600        60,000    SH      SOLE       NONE      60,000
RYLAND GROUP INC                       COM          783764103       2,447        44,800    SH      SOLE       NONE      44,800
SEACOR HOLDINGS INC                    COM          811904101       6,414        64,700    SH      SOLE       NONE      64,700
SLM CORP                               COM          78442P106       4,926       101,000    SH      SOLE       NONE      101,000
                                   PARTNERSHIP
TEEKAY OFFSHORE PARTNERS LP           UNITS         Y8565J101        659         25,000    SH      SOLE       NONE      25,000
TEEKAY SHIPPING MARSHALL ISL           COM          Y8564W103       3,668        84,100    SH      SOLE       NONE      84,100
TOLL BROTHERS INC                      COM          889478103       3,513       109,000    SH      SOLE       NONE      109,000
UCBH HOLDINGS INC                      COM          90262T308       3,339       190,140    SH      SOLE       NONE      190,140
UNIONBANCAL CORP                       COM          908906100       7,148       116,700    SH      SOLE       NONE      116,700
USB HLDG INC                           COM          902910108       3,719       154,310    SH      SOLE       NONE      154,310
VIEWPOINT FINL GROUP                   COM          926727108       3,376       199,314    SH      SOLE       NONE      199,314
GRACE W R & CO DEL NEW                 COM          38388F108       8,732       441,000    SH      SOLE       NONE      441,000
WACHOVIA CORP 2ND NEW                  COM          929903102       3,474        61,000    SH      SOLE       NONE      61,000
WASHINGTON MUT INC                     COM          939322103      19,250       423,180    SH      SOLE       NONE      423,180
WAUWATOSA HLDGS INC                    COM          94348P108       1,671        93,774    SH      SOLE       NONE      93,774
WESTFIELD FINANCIAL INC                COM          96008D101        422         40,000    SH      SOLE       NONE      40,000
ZENITH NATL INS CORP                   COM          989390109       5,162       110,051    SH      SOLE       NONE      110,051
                                                                   298,266     10,612,095                             10,612,095



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